Statements of Stockholders' Equity (Unaudited) $ in Thousands	Class A Preferred Shares Preferred Stock shares	Class A Common Shares Common Shares shares	Common Shares Common Shares USD ($) shares	Common Stock Issuable USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	USD ($) shares
Balances at Dec. 31, 2021			$ 9	$ 4,329	$ 359,906	$ (251,844)	$ 112,400
Balances (in shares) at Dec. 31, 2021 | shares	250,000	845,385	6,238,866
Issuance of common shares - Founders Agreement				(4,212)	4,212
Issuance of common shares - Founders Agreement (in shares) | shares			169,107
Issuance of common shares, equity fee on At-the-Market Offering				(117)	283		166
Issuance of common shares, equity fee on At-the-Market Offering (in shares) | shares			16,550
Issuance of common shares, net of offering costs - At-the-Market Offering			$ 2		6,498		6,500
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			525,206
Issuance of common shares under ESPP					206		206
Issuance of common shares under ESPP (in shares) | shares			22,056
Stock-based compensation expenses					2,283		2,283
Stock-based compensation expenses (in shares) | shares			64,664
Net loss						(77,525)	(77,525)
Balances at Dec. 31, 2022			$ 11	1,109	374,522	(329,369)	46,273
Balances (in shares) at Dec. 31, 2022 | shares	250,000	845,385	7,100,111
Issuance of common shares - Founders Agreement				(1,109)	1,109
Issuance of common shares - Founders Agreement (in shares) | shares			187,134
Issuance of common shares, equity fee on At-the-Market Offering				4			4
Issuance of common shares, net of offering costs - At-the-Market Offering					160		160
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			51,880
Issuance of common shares under ESPP					178		178
Issuance of common shares under ESPP (in shares) | shares			47,511
Stock-based compensation expenses					380		$ 380
Stock-based compensation expenses (in shares) | shares			65,919
Exercise of warrants (in shares) | shares			93
Reverse Split (15:1) adjustment			$ (10)		10
Reverse split ratio							15
Fractional share adjustment (in shares) | shares			(1,633)
Net loss						(42,986)	$ (42,986)
Balances at Sep. 30, 2023			$ 1	4	376,359	(372,355)	4,009
Balances (in shares) at Sep. 30, 2023 | shares	250,000	845,385	7,451,015
Balances at Dec. 31, 2022			$ 11	1,109	374,522	(329,369)	46,273
Balances (in shares) at Dec. 31, 2022 | shares	250,000	845,385	7,100,111
Issuance of common shares - Founders Agreement				(1,109)	1,109
Issuance of common shares - Founders Agreement (in shares) | shares			187,134
Issuance of common shares, equity fee on At-the-Market Offering				4			4
Issuance of common shares, net of offering costs - At-the-Market Offering					160		160
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			51,880
Issuance of common shares under ESPP					178		$ 178
Issuance of common shares under ESPP (in shares) | shares			47,511				86,578
Stock-based compensation expenses					568		$ 568
Stock-based compensation expenses (in shares) | shares			69,773
Exercise of warrants (in shares) | shares			93
Reverse Split (15:1) adjustment			$ (10)		10
Fractional share adjustment (in shares) | shares			(1,633)
Net loss						(51,602)	(51,602)
Balances at Dec. 31, 2023			$ 1	591	380,502	(380,971)	123
Balances (in shares) at Dec. 31, 2023 | shares	250,000	845,385	8,374,869
Balances at Jun. 30, 2023			$ 1		376,009	(362,297)	13,713
Balances (in shares) at Jun. 30, 2023 | shares	250,000	845,385	7,320,444
Issuance of common shares, equity fee on At-the-Market Offering				4			4
Issuance of common shares, net of offering costs - At-the-Market Offering					160		160
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			51,880
Issuance of common shares under ESPP					90		90
Issuance of common shares under ESPP (in shares) | shares			34,869
Stock-based compensation expenses					100		100
Stock-based compensation expenses (in shares) | shares			43,822
Net loss						(10,058)	(10,058)
Balances at Sep. 30, 2023			$ 1	4	376,359	(372,355)	4,009
Balances (in shares) at Sep. 30, 2023 | shares	250,000	845,385	7,451,015
Balances at Dec. 31, 2023			$ 1	591	380,502	(380,971)	123
Balances (in shares) at Dec. 31, 2023 | shares	250,000	845,385	8,374,869
Issuance of common shares - Founders Agreement				(477)	669		192
Issuance of common shares - Founders Agreement (in shares) | shares			994,826
Issuance of common shares, equity fee on At-the-Market Offering				$ (114)	114
Issuance of common shares, equity fee on At-the-Market Offering (in shares) | shares			66,003
Issuance of common shares, net of offering costs - Equity Offerings					5,160		5,160
Issuance of common shares, net of offering costs - Equity Offerings (in shares) | shares			4,185,000
Issuance of common shares, net of offering costs - At-the-Market Offering					1,118		1,118
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			2,661,943
Issuance of common shares under ESPP					48		$ 48
Issuance of common shares under ESPP (in shares) | shares			47,463				128,352
Stock-based compensation expenses					(500)		$ (500)
Stock-based compensation expenses (in shares) | shares			6,693
Exercise of warrants			$ 2		1		3
Exercise of warrants (in shares) | shares			20,490,874
Net loss						(14,800)	(14,800)
Balances at Sep. 30, 2024			$ 3		387,112	(395,771)	(8,656)
Balances (in shares) at Sep. 30, 2024 | shares	250,000	845,385	36,827,671
Balances at Jun. 30, 2024			$ 3		386,028	(394,361)	(8,330)
Balances (in shares) at Jun. 30, 2024 | shares	250,000	845,385	34,098,059
Issuance of common shares - Founders Agreement					29		29
Issuance of common shares - Founders Agreement (in shares) | shares			66,549
Issuance of common shares, net of offering costs - At-the-Market Offering					1,118		1,118
Issuance of common shares, net of offering costs - At-the-Market Offering (in shares) | shares			2,661,943
Offering costs - Equity Offerings					(105)		(105)
Stock-based compensation expenses					42		42
Stock-based compensation expenses (in shares) | shares			1,120
Net loss						(1,410)	(1,410)
Balances at Sep. 30, 2024			$ 3		$ 387,112	$ (395,771)	$ (8,656)
Balances (in shares) at Sep. 30, 2024 | shares	250,000	845,385	36,827,671